MORGAN STANLEY UTILITIES FUND
1221 Avenue of the Americas
New York, New York 10020

May 4, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:          Morgan Stanley Utilities Fund (“Registrant”)

File No. 33-18983, 811-5415

Rule 497(j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of prospectuses that would have been filed under section 497(c) would not have differed from those contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 30, 2007.

The Registrant’s two Statements of Additional Information have been filed separately via EDGAR pursuant to Rule 497(c).

Very truly yours,

/s/ Eric C. Griffith
Eric C. Griffith
Assistant Secretary

cc:         Amy R. Doberman, Esq.

Larry Greene